Quarterly Report
October 31, 2022
MFS®  Intrinsic Value Fund
UIV-Q1

Portfolio of Investments
10/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Aerospace & Defense – 1.3%
Honeywell International, Inc.	160	$32,643
Alcoholic Beverages – 1.5%
Diageo PLC	467	$19,269
Pernod Ricard S.A.	97	17,035
		$36,304
Apparel Manufacturers – 1.8%
LVMH Moet Hennessy Louis Vuitton SE	31	$19,576
NIKE, Inc., “B”	274	25,395
		$44,971
Brokerage & Asset Managers – 5.2%
Charles Schwab Corp.	1,012	$80,626
CME Group, Inc.	169	29,288
NASDAQ, Inc.	281	17,489
		$127,403
Business Services – 5.4%
Accenture PLC, “A”	158	$44,856
Equifax, Inc.	176	29,839
Ferguson PLC	179	19,557
TransUnion	244	14,462
Verisk Analytics, Inc., “A”	137	25,048
		$133,762
Computer Software – 14.2%
Activision Blizzard, Inc.	239	$17,399
Adobe Systems, Inc. (a)	85	27,073
Altair Engineering, Inc., “A” (a)	283	13,881
ANSYS, Inc. (a)	136	30,078
Autodesk, Inc. (a)	131	28,073
Cadence Design Systems, Inc. (a)	376	56,923
LiveRamp Holdings, Inc. (a)	148	2,717
Microsoft Corp.	368	85,424
PTC, Inc. (a)	99	11,665
Salesforce, Inc. (a)	244	39,672
Synopsys, Inc. (a)	131	38,324
		$351,229
Computer Software - Systems – 0.7%
Workday, Inc. (a)	112	$17,452
Construction – 8.1%
Martin Marietta Materials, Inc.	107	$35,950
Otis Worldwide Corp.	666	47,046
Sherwin-Williams Co.	109	24,528
Simpson Manufacturing Co., Inc.	128	10,942
Vulcan Materials Co.	333	54,512
Watsco, Inc.	105	28,451
		$201,429
Consumer Products – 4.6%
Colgate-Palmolive Co.	1,260	$93,038
Estee Lauder Cos., Inc., “A”	106	21,252
		$114,290

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Johnson Controls International PLC	547	$31,638
Rockwell Automation, Inc.	172	43,912
TE Connectivity Ltd.	110	13,445
		$88,995
Electronics – 7.3%
Analog Devices, Inc.	339	$48,348
Applied Materials, Inc.	186	16,422
KLA Corp.	59	18,671
Lam Research Corp.	49	19,834
Micron Technology, Inc.	192	10,387
Novanta, Inc. (a)	84	11,878
Power Integrations, Inc.	76	5,070
Silicon Laboratories, Inc. (a)	124	14,250
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	238	14,649
Texas Instruments, Inc.	130	20,882
		$180,391
Energy - Independent – 0.7%
ConocoPhillips	145	$18,283
Energy - Integrated – 1.3%
TotalEnergies SE	566	$30,820
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	360	$12,132
Insurance – 5.6%
Aon PLC	184	$51,794
Arthur J. Gallagher & Co.	224	41,906
Marsh & McLennan Cos., Inc.	200	32,298
Willis Towers Watson PLC	62	13,529
		$139,527
Internet – 1.1%
Alphabet, Inc., “A” (a)	283	$26,746
Leisure & Toys – 0.9%
Electronic Arts, Inc.	127	$15,997
Take-Two Interactive Software, Inc. (a)	62	7,346
		$23,343
Machinery & Tools – 11.0%
Fastenal Co.	257	$12,421
Graco, Inc.	335	23,309
IDEX Corp.	202	44,907
Ingersoll Rand, Inc.	440	22,220
MSA Safety Inc.	122	16,377
Nordson Corp.	119	26,775
Pentair PLC	227	9,750
RBC Bearings, Inc. (a)	76	19,268
Regal Rexnord Corp.	87	11,009
Trane Technologies PLC	172	27,456
Wabtec Corp.	136	12,686
Watts Water Technologies, “A”	321	46,982
		$273,160

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	101	$19,982
Medical Equipment – 7.1%
Agilent Technologies, Inc.	415	$57,415
Bio-Techne Corp.	27	7,999
Bruker BioSciences Corp.	714	44,154
Danaher Corp.	153	38,505
Envista Holdings Corp. (a)	593	19,575
Maravai Lifesciences Holdings, Inc., “A” (a)	451	7,487
		$175,135
Other Banks & Diversified Financials – 6.5%
Mastercard, Inc., “A”	158	$51,852
Moody's Corp.	198	52,444
Northern Trust Corp.	188	15,858
S&P Global, Inc.	126	40,478
		$160,632
Precious Metals & Minerals – 3.0%
Franco-Nevada Corp.	287	$35,461
Royal Gold, Inc.	251	23,835
Wheaton Precious Metals Corp.	485	15,867
		$75,163
Real Estate – 0.6%
CBRE Group, Inc., “A” (a)	197	$13,975
Specialty Chemicals – 1.3%
Corteva, Inc.	272	$17,772
RPM International, Inc.	150	14,186
		$31,958
Specialty Stores – 3.3%
Amazon.com, Inc. (a)	196	$20,078
Costco Wholesale Corp.	121	60,682
		$80,760
Total Common Stocks		$2,410,485
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 3.02% (v)	67,501	$67,501

Other Assets, Less Liabilities – (0.1)%		(1,346)
Net Assets – 100.0%		$2,476,640
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $67,501 and $2,410,485, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
10/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,410,485	$—	$—	$2,410,485
Mutual Funds	67,501	—	—	67,501
Total	$2,477,986	$—	$—	$2,477,986
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$104,008	$244,234	$280,744	$3	$—	$67,501
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$495	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.